INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of subsidiaries [abstract]
Summary of Disclosure of detailed information about investment property

		12.31.2024	Gain (loss) by equity method (profit or loss)	Cumulative translation adjustment	Dividends	Addition (*)	12.31.2025
MSW Multicorp 2 Fundo de Investimento em Participações		2.8	0.3	0.4	—	—	3.5
Xmobots Holding S.A.	(i)	20.0	(2.6)	2.1	—	—	19.5
Fundo de Investimento em Participações Aeroespacial Multiestratégia		2.2	(1.1)	0.6	—	0.1	1.8
Nidec Aerospace, LLC.		3.0	(8.9)	—	—	9.8	3.9
Águas Azuis Construção Naval SPE Ltda.		15.7	5.4	2.0	(21.5)	—	1.6
		43.7	(6.9)	5.1	(21.5)	9.9	30.3
(*) The difference identified when comparing the total additions in this rollforward with the total additions in subsidiaries and associates, net of cash acquired, as presented in the statement of cash flows, relates to payments made in the third quarter of 2025 in connection with the additional acquisition of an interest in Xmobots Holding S.A. Although the acquisition was completed in March 2024, the corresponding cash payments were made in a subsequent period.

		12.31.2023	Gain (loss) by equity method (profit or loss)	Cumulative translation adjustment	Dividends	Addition	12.31.2024
MSW Multicorp 2 Fundo de Investimento em Participações		1.7	0.9	(0.9)	—	1.1	2.8
Xmobots Holding S.A.	(i)	—	(1.3)	(4.4)	—	25.7	20.0
Fundo de Investimento em Participações Aeroespacial Multiestratégia		3.3	0.5	(1.1)	(0.6)	0.1	2.2
Nidec Aerospace, LLC.		5.6	(6.5)	—	—	3.9	3.0
Águas Azuis Construção Naval SPE Ltda.		17.6	2.1	(4.0)	—	—	15.7
		28.2	(4.3)	(10.4)	(0.6)	30.8	43.7

(i)In 2024, the Company acquired an additional 26.68% equity interest in the investee and completed the purchase price allocation for this transaction in the reporting period.